RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY DISCLOSURES
Summary of transactions are proceeded with related parties

in € thousand	2023	2022	2021
Interest income on loans granted to
Shareholder	1,077	526	159

Interest expense on loans received from
Key management personnel	12	88	88
Other related parties	558	409	400
Shareholder	737	165	53

Purchases of goods or services
Joint ventures	3	2,511	20
Other related parties	236	663	618

Sale of goods or services
Joint ventures	427	505	817
Other related parties	11,801	592	797

Salary and Bonus
Shareholder	1,149	988	910
Key management personnel	1,562	1,262	1,332

in € thousand	12/31/2023	12/31/2022
Outstanding balances - Liabilities
Shareholder	24,102	24,064
Key management personnel	280	2,528
Joint ventures	358	358
Other related parties	25,359	15,345

in € thousand	12/31/2023	12/31/2022
Outstanding balances - Receivables
Shareholder	107	67,926
Joint ventures	2,655	951
Other related parties	221	23,062